Initial Public Offering	12 Months Ended
Dec. 31, 2022
Initial Public Offering
Initial Public Offering

Note 4 - Initial Public Offering

On March 4, 2021, the Company consummated the IPO of 42,000,000 Units. Each Unit consists of one share of the Company’s Class A common stock, par value $0.0001 per share, and one-third of one warrant of the Company, with each whole warrant entitling the holder thereof to purchase one whole share of Class A common stock at a price of $11.50 per share, subject to certain adjustments.

The underwriters had a 45-day option to purchase up to an additional 6,300,000 Units to cover over-allotments. On April 14, 2021, the Company issued an additional 500,000 Units in connection with the underwriters’ partial exercise of their over-allotment option.